Regulated Operations Plant and Leases - Supplemental Cash Flow Information Related to Leases (Details) - Centuri - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 16,725	$ 14,669	$ 12,889
Operating cash flows from finance leases	1,520	278	36
Financing cash flows from finance leases	11,985	3,547	199
ROU assets obtained in exchange for lease obligations:
Operating leases	22,653	11,597	19,372
Finance leases	$ 28,861	$ 3,332	$ 361